UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


         Report for the Calendar Year or Quarter Ended: March 31, 2013
                 Check here if Amendment [ ]; Amendment Number:
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

               Institutional Investment Manager Filing this Report:

                    Name:     Knott Asset Management, LLC

                    Address:  43 Thorndike Street.
                              Cambridge, MA 02141



                        Form 13F File Number: 28-14544

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name:  Linda C. Carley
                        Title: Chief Compliance Officer
                        Phone: (617) 575-7108


                     Signature, Place, and Date of Signing:

     /s/ Linda C. Carley         Cambridge, MA         April 12, 2013
     -------------------         -------------         --------------
         Linda C. Carley          City, State               Date


                                  Report Type:
                           [X] 13F HOLDINGS REPORT.
                               [ ] 13F NOTICE.
                          [ ] 13F COMBINATION REPORT.
            List of Other Managers Reporting for this Manager: NONE

                            FORM 13F SUMMARY PAGE

Report Summary:

           Number of Other Included Managers:      0

           Form 13F Information Table Entry Total: 85

           Form 13F Information Table Value Total: $56,126 (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

FORM 13-F 03/31/2013
REPORTING MANAGER:

KNOTT ASSET MANAGEMENT, LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AbbVie Inc                     COM              00287Y109      120     2950 SH       SOLE                     2950
                                                               102     2500 SH       OTHER                    2500
Aberdeen Australia Equity Fund COM              003011103      151    13350 SH       SOLE                    13350
                                                               142    12500 SH       OTHER                   12500
American Intl Group            COM              026874784     1642    42290 SH       SOLE                    42290
American Tower Corp.           COM              03027X100     1045    13590 SH       SOLE                    13590
Apple Computer Inc.            COM              037833100     1725     3898 SH       SOLE                     3898
                                                                89      200 SH       OTHER                     200
Arcos Dorados Holding Inc      COM              G0457F107      185    13990 SH       SOLE                    13990
Automatic Data Processing Inc. COM              053015103     1626    25010 SH       SOLE                    25010
BioMed Realty Trust Inc.       COM              09063H107      211     9750 SH       SOLE                     9750
                                                               432    20000 SH       OTHER                   20000
Bombardier Inc Cl B US Traded  COM              097751200      120    29725 SH       SOLE                    29725
CenturyLink                    COM              156700106      247     7025 SH       SOLE                     7025
                                                               632    18000 SH       OTHER                   18000
Cohen and Steers Global Income COM              19248M103      247    22150 SH       SOLE                    22150
                                                               167    15000 SH       OTHER                   15000
Danaher Corp                   COM              235851102      711    11435 SH       SOLE                    11435
                                                                75     1200 SH       OTHER                    1200
Deere & Company                COM              244199105     1378    16023 SH       SOLE                    16023
                                                               172     2000 SH       OTHER                    2000
EV Energy Partners LP          COM              26926V107      187     3425 SH       SOLE                     3425
                                                               385     7050 SH       OTHER                    7050
Enbridge Energy Partners       COM              29250R106       83     2750 SH       SOLE                     2750
                                                               362    12000 SH       OTHER                   12000
Enterprise Products            COM              293792107      318     5275 SH       SOLE                     5275
                                                               482     8000 SH       OTHER                    8000
Express Scripts Holding Co     COM              30219G108     1421    24664 SH       SOLE                    24664
                                                               144     2500 SH       OTHER                    2500
Exxon Mobil Corp.              COM              30231G102     2496    27695 SH       SOLE                    27695
FedEx Corp                     COM              31428X106     1080    11003 SH       SOLE                    11003
Fiat SpA                       COM              T4210N122      205    38710 SH       SOLE                    38710
Fiat SpA ADR                   COM              315621888      127    23900 SH       SOLE                    23900
Freeport-McMoRan Copper & Gold COM              35671D857      208     6280 SH       SOLE                     6280
Gamco Global Gold Natural Reso COM              36465A109     1033    82125 SH       SOLE                    82125
                                                              1006    80000 SH       OTHER                   80000
Goldman Sachs Group Inc        COM              38141G104      528     3590 SH       SOLE                     3590
Google Inc                     COM              38259P508     2228     2805 SH       SOLE                     2805
HCC Insurance Holding          COM              404132102      895    21295 SH       SOLE                    21295
Haier Electronics Group        COM              G42313125      265   169685 SH       SOLE                   169685
IBM Corp                       COM              459200101      751     3520 SH       SOLE                     3520
ING Risk Managed Nat. Resour.  COM              449810100       56     5000 SH       SOLE                     5000
                                                               139    12500 SH       OTHER                   12500
Illinois Tool Works            COM              452308109      709    11630 SH       SOLE                    11630
                                                               122     2000 SH       OTHER                    2000
Int'l Game Technology          COM              459902102     1426    86405 SH       SOLE                    86405
JPMorgan Chase & Co            COM              46625H100     1069    22518 SH       SOLE                    22518
Johnson & Johnson              COM              478160104     1752    21487 SH       SOLE                    21487
Joy Global Inc                 COM              481165108      229     3850 SH       SOLE                     3850
Laboratory Co Amer Hldgs       COM              50540R409      839     9305 SH       SOLE                     9305
                                                               135     1500 SH       OTHER                    1500
Linn Energy, LLC               COM              536020100      351     9250 SH       SOLE                     9250
                                                              1063    28000 SH       OTHER                   28000
Michelin Cie Gen des Establiss COM              F61824144      349     4205 SH       SOLE                     4205
Microsoft Corp                 COM              594918104     1751    61202 SH       SOLE                    61202
                                                                72     2500 SH       OTHER                    2500
National Oilwell Varco Inc.    COM              637071101     1310    18514 SH       SOLE                    18514
Nestle S.A. ADR                COM              641069406     1109    15305 SH       SOLE                    15305
                                                               109     1500 SH       OTHER                    1500
Oneok Partners, L.P.           COM              68268N103       80     1400 SH       SOLE                     1400
                                                              1068    18600 SH       OTHER                   18600
Philip Morris Intl             COM              718172109      218     2350 SH       SOLE                     2350
Potash Corp /Saskatch          COM              73755L107     1092    27817 SH       SOLE                    27817
                                                                98     2500 SH       OTHER                    2500
Procter & Gamble Co.           COM              742718109     1803    23400 SH       SOLE                    23400
                                                                39      500 SH       OTHER                     500
QUALCOMM INC                   COM              747525103      963    14385 SH       SOLE                    14385
                                                                67     1000 SH       OTHER                    1000
Roche Holdings Ltd             COM              771195104     1114    19005 SH       SOLE                    19005
SPDR Gold Trust ETF            COM              78463V107      552     3575 SH       SOLE                     3575
SPDR S&P Biotech               COM              78464A870      165     1650 SH       SOLE                     1650
                                                               150     1500 SH       OTHER                    1500
Sanofi-Aventis                 COM              80105N105      485     9500 SH       SOLE                     9500
Schlumberger LTD.              COM              806857108     1187    15855 SH       SOLE                    15855
StoneMor Partners              COM              86183Q100      177     7050 SH       SOLE                     7050
                                                               251    10000 SH       OTHER                   10000
TE Connectivity Ltd            COM              H84989104      951    22672 SH       SOLE                    22672
Titan International, Inc       COM              88830M102      468    22207 SH       SOLE                    22207
Total SA                       COM              89151E109     1159    24157 SH       SOLE                    24157
Toyota Motor Corporation       COM              892331307      446     4350 SH       SOLE                     4350
Visa Inc                       COM              92826C839     1829    10767 SH       SOLE                    10767
Vodafone Group plc             COM              92857W209     1709    60178 SH       SOLE                    60178
                                                               525    18500 SH       OTHER                   18500
WPP Group plc                  COM              92937A102      333     4160 SH       SOLE                     4160
Wells Fargo & Co               COM              949746101     1187    32085 SH       SOLE                    32085